Note 6 - Production Costs	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of cost of sales [text block]
6
        Production costs

	2020	2019

Salaries and wages	8,849	7,727
Consumable materials	7,589	5,466
Electricity costs	3,959	2,715
Site restoration	-	10
Safety	368	399
Cash-settled share-based expense (note 10(a))	191	70
On mine administration	1,010	797
Pre-feasibility exploration costs	172	156
	22,138	17,340